Capital Stock and Other Capital Related Accounts (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of detailed information of capital stock and other capital related accounts

	12.31.2018	12.31.2017
Capital stock	59,602,649	59,602,649
Adjustment to capital	2,234,810,502	2,234,810,502
Share premium	4,142,930,246	4,941,488,308
Other capital adjustments (Note 16)	—	(798,558,062)
Merger premium	748,383,542	748,383,542

Total	7,185,726,939	7,185,726,939

Disclosure of issued paid in and registered capital	The issued, paid-in and registered capital, consists of:

	12.31.2018	12.31.2017
Common stock with a face value of $ 0.1 per share and entitled to 1 vote each, fully paid-in	596,026,490	596,026,490